Geographic Information - Net Long-lived Assets by Country, Excluding Long-lived Assets of Discontinued Operations (Detail) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	$ 602.1	$ 624.2
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	531.9	551.3
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	50.2	50.5
Spain [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	15.5	17.2
Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	3.6	4.3
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	$ 0.9	$ 0.9